Expense Example	May 27, 2026 USD ($)
Tuttle Capital Pure Play Photonics ETF | Tuttle Capital Pure Play Photonics ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	240
Tuttle Capital Photonics Income Blast ETF | Tuttle Capital Photonics Income Blast ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	$ 315